Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation
Deferred tax liability (asset) at beginning of year	R 19,023	R 21,812
Current year charge	(27,622)	(2,819)
Current year charge - per the income statement	(27,069)	(2,689)
Current year charge - per the statement of comprehensive income	(553)	(130)
Reclassification to held for sale	(880)	(6)
Foreign exchange differences recognised in income statement	142	22
Translation of foreign operations	(1,878)	14
Deferred tax liability (asset) at end of year	(11,215)	19,023
Net deferred tax assets and liabilities
Deferred tax assets			R (31,665)	R (8,563)
Deferred tax liabilities			20,450	27,586
Deferred tax liabilities	R (11,215)	R 19,023	R (11,215)	R 19,023